Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 16,984	€ 810
Short-term bank deposits	93,907	51,940
Net cash and cash equivalents	€ 110,891	€ 52,750	€ 28,818	€ 49,737